Cover	Sep. 22, 2026
Document Information Line Items
Entity Registrant Name	Lakeshore Acquisition III Corp.
Entity Central Index Key	0002049248
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 22, 2026
Entity Ex Transition Period	false
Entity File Number	001-42623
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	667 Madison Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10065
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	327-9933
Units [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one ordinary share and one right to receive one-sixth of one ordinary share
Trading Symbol	LCCCU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary shares
Trading Symbol	LCCC
Security Exchange Name	NASDAQ
Right [Member]
Document Information Line Items
Security 12b Title	Rights
Trading Symbol	LCCCR
Security Exchange Name	NASDAQ